Charter arrangements - Shipping revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shipping Revenues [Abstract]
Time charter revenues	$ 100,310	$ 118,997	$ 122,882
Voyage charter revenues	254,742	234,646	241,679
Other shipping revenues		2,366	553
Shipping revenues	$ 355,052	$ 356,010	$ 365,114